Nature of Business and Summary of Significant Accounting Policies - Additional Information (Details)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 12, 2021	Jul. 31, 2021	Dec. 31, 2020 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Common stock, conversion description						minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger		minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger.
Common stock, conversion ratio						1		1
Working capital					$ 12,323,572	$ 12,323,572		$ 8,526,499
Accumulated deficit					40,061,534	40,061,534		28,437,993			$ 15,934,113
Cash					14,063,642	14,063,642		10,574,292			663,457
Current liabilities					2,456,293	2,456,293		2,145,996			1,693,744
Revenues						0		0
Number of common stock sold | shares			11,111	263,729
Sale of common stock, price per share | $ / shares			$ 9	$ 9
Gross proceeds from sale of common stock	$ 9,100,000		$ 99,999	$ 2,373,561		2,473,560	$ 5,366,170	5,000,000
Cash equivalents					0	0		0			0
Accumulated deficit					(40,061,534)	(40,061,534)		(28,437,993)			$ (15,934,113)
Issuance of common stock	$ 9,100,000		$ 99,999	$ 2,373,561		2,473,560	$ 5,366,170	$ 5,000,000
Proceeds from sale of common stock in initial public offering						$ 11,500,000
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares		2,000,000
Sale of common stock, price per share | $ / shares		$ 5
Proceeds from sale of common stock in initial public offering		$ 10,000,000
Issuance of common shares					$ 8,750,095
Overallotment Option
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares	300,000
Sale of common stock, price per share | $ / shares	$ 5
Proceeds from sale of common stock in initial public offering	$ 1,500,000
Offering and Overallotment
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Cash issuance cost, net	2,406,170
Issuance of common shares	$ 9,093,830
DGD or THIO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares							0	0
MAIA Biotechnology, Inc. | THIO Therapeutics, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent									93.30%
Minority stockholder ownership percentage									6.70%
MAIA Biotechnology, Inc. | MAIA Drug Development Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent										100.00%